Contract revenues and other operating income - Anti-Abeta Active Immunotherapy in AD - 2026 amendment agreement Takeda Pharmaceuticals, USA, Inc. (Details) SFr in Thousands, $ in Millions	1 Months Ended		6 Months Ended
	Apr. 30, 2026 CHF (SFr)	Apr. 30, 2026 USD ($)	Jun. 30, 2026 CHF (SFr)	Jun. 30, 2025 CHF (SFr)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CHF (SFr)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue			SFr 16,232	SFr 2,296
Short-term deferred contract revenue			89,477			SFr 83,706
Current trade receivables			9,922
Anti-Abeta Active Immunotherapy in AD - 2026 amendment agreement Takeda Pharmaceuticals, USA, Inc.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Value of milestone reached during the period	SFr 9,500	$ 12.0
Contract revenue			3,100
Short-term deferred contract revenue			6,400
Current trade receivables			SFr 9,800		$ 12.0